SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 108,999,805		$ 86,858,401		$ 232,169,579
Cost of revenues	135,103,408		124,290,384		144,946,025
Gross profit (loss)	(26,103,603)		(37,431,983)		87,223,554
Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	76,721,105		73,450,807		218,915,487
Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	32,278,700		13,407,594		13,254,092
Operating Segments [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	89,916,943		79,518,146		220,612,060
Cost of revenues	98,684,325		110,243,043		125,962,033
Gross profit (loss)	(8,767,382)		(30,724,897)		94,650,027
Operating Segments [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue	32,278,700		13,407,594		13,254,092
Cost of revenues	49,614,921		20,114,680		20,680,565
Gross profit (loss)	(17,336,221)		(6,707,086)		(7,426,473)
Elimination [Member]
Segment Reporting Information [Line Items]
Revenue	(13,195,838)		(6,067,339)		(1,696,573)
Cost of revenues	(13,195,838)		(6,067,339)		(1,696,573)
Gross profit (loss)
Elimination [Member] | Polysilicon [Member]
Segment Reporting Information [Line Items]
Revenue	(13,195,838)		(6,067,339)		(1,696,573)
Elimination [Member] | Wafer [Member]
Segment Reporting Information [Line Items]
Revenue
Customer A [Member]
Segment Reporting Information [Line Items]
Revenue		[1]	21,749,284		28,219,079
Customer B [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	27,214,590
Customer D [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	33,140,475
Customer G [Member]
Segment Reporting Information [Line Items]
Revenue		[1]		[1]	28,570,338
Customer I [Member]
Segment Reporting Information [Line Items]
Revenue	19,644,488			[1]		[1]
Customer L [Member]
Segment Reporting Information [Line Items]
Revenue	$ 13,471,873			[1]		[1]

[1]	Represents less than 10%